Organization and Basis of Presentation (Details) (USD $)	0 Months Ended	9 Months Ended		6 Months Ended	9 Months Ended				3 Months Ended				3 Months Ended			3 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended
	Aug. 08, 2013	Sep. 30, 2013 counties	Sep. 30, 2012	Jun. 30, 2013 HPGT System [Member] Meters mi Producers	Sep. 30, 2013 Midla System [Member] mi	Sep. 30, 2013 Ala Tenn System [Member] mi	Sep. 30, 2013 ArcLight [Member] mi ft	Dec. 10, 2013 ArcLight [Member] bbl	Sep. 30, 2013 General Partner [Member]	Sep. 30, 2013 Partnership Interest [Member]	Aug. 08, 2013 Partnership Interest [Member]	Dec. 31, 2012 Partnership Interest [Member]	Sep. 30, 2013 High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 High Point Infrastructure Partners, LLC [Member] ArcLight [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Series A [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member] Series A [Member]	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]	Apr. 15, 2013 Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member] Repayment of Debt [Member] Series A [Member]	Sep. 30, 2013 General Partner [Member]	Sep. 30, 2013 General Partner [Member]	Sep. 30, 2012 General Partner [Member]	Sep. 30, 2013 General Partner [Member] ArcLight [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership interest		50.00%
Length of pipeline				400	370	295	700
Number of meters				40
Number of producers				32
County in which entity operates		8
Percentage of voting interests acquired														90.00%			87.40%
Contributed capital																$ 15,000,000
Preferred units issued															5,142,857	5,142,857
Number of natural gas collection receipt points							75
Water depth of natural gas collection receipt points, maximum							1,000
Million barrels of storage capacity								1,300,000
Transaction expenses																2,500,000
Payments on long-term debt		99,821,000	42,310,000															12,500,000
Other Ownership Interests, Units Outstanding										0	4,526,066	4,526,000
Incentive Distribution Right Allocation									14.98%				85.02%
Incentive Distribution Right, After Minimum Quarterly Distributions, Percent																			48.00%
Incentive Distribution, Distribution Per Unit																			$ 0.4125
General partner's warrants to purchase	300,000
Warrant exercise price	0.01
Warrant exercisable after period	18 months
Warrants exercisable if the volume weighted average closing price of the common units exceed	25.00
Warrants exercisable if the exeeded price per share is traded on a consecutive basis	30 days
Escrow Deposit	0
Unitholder contributions																				$ 35,196,000	$ 13,000	$ 12,500,000